Unit-Based Compensation - Total Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	$ 2,620	$ 2,983	$ 1,470
Performance Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	634	1,973	954
Time-Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	1,359	724	155
Director and other unit grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	474	273	361
Unit Purchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	$ 153	$ 13	$ 0